Annual Fund Operating Expenses - Neuberger Disrupters ETF	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 08, 2028
Neuberger Disrupters ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.25%)	[1]
Net Expenses (as a percentage of Assets)	0.40%	[2]

[1]	“Fee waivers and/or expense reimbursement” have been restated to reflect the Fee Waiver as described in footnote 2 below, which is higher than the prior contractual fee waiver.
[2]	Neuberger Berman Investment Advisers LLC (“NBIA” or the “Manager”) has contractually undertaken to waive its management fee by 0.25% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 4/8/2028 and may not be terminated during its term without the consent of the Board of Trustees.